Income Taxes (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax asset:
Tax loss carry forward	$ 3,499,428	$ 1,249,900
Deferred tax liability
Depreciation and amortization	(445,428)	(250,281)
Net deferred tax assets before valuation allowance	3,054,000	999,619
Valuation allowance	(3,054,000)	(999,619)
Deferred tax asset, net
As previously reported [Member]
Deferred tax asset:
Tax loss carry forward		29,432
Deferred tax liability
Depreciation and amortization
Net deferred tax assets before valuation allowance		29,432
Valuation allowance		(29,432)
Deferred tax asset, net
Adjustments [Member]
Deferred tax asset:
Tax loss carry forward		1,220,468
Deferred tax liability
Depreciation and amortization		(250,281)
Net deferred tax assets before valuation allowance		970,187
Valuation allowance		(970,187)
Deferred tax asset, net